ADVANCED SERIES TRUST
AST Small-Cap Growth Portfolio
Supplement dated December 2, 2024 to the
Currently Effective Prospectus and Summary Prospectus
This supplement should be read in conjunction with the currently effective prospectus (the Prospectus) and summary prospectus (the Summary Prospectus) for the AST Small-Cap Growth Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Prospectus and Summary Prospectus.
New Subadvisory Arrangements, Name Change, Investment Strategy, Management Fee Changes and Secondary Benchmark Changes
The Board of Trustees of the Trust (the Board) approved: (i) replacing Emerald Mutual Fund Advisers Trust (Emerald), Massachusetts Financial Services Company (MFS), UBS Asset Management (Americas) LLC (UBS) and Victory Capital Management Inc. (Victory Capital) with Boston Partners Global Investors, Inc. (Boston Partners), Dimensional Fund Advisors LP (Dimensional), Hotchkis and Wiley Capital Management, LLC (Hotchkis and Wiley), and TimesSquare Capital Management LLC (TimesSquare), as subadvisers to the Portfolio to serve alongside Driehaus Capital Management LLC;
(ii)changing the name of the Portfolio to the “AST Small-Cap Equity Portfolio”; (iii) certain revisions to the principal investment strategy of the Portfolio to reflect the different mix of subadvisers to the Portfolio; (iv) revisions to the Portfolio’s management fee rate schedule, which are expected to lower the Portfolio’s effective management fee; and (v) revising the Portfolio’s secondary benchmark to reflect the repositioning of the Portfolio. These changes are expected to become effective on or about December 16, 2024.
To reflect the changes described above, the Summary Prospectus and Prospectus is hereby revised as follows, effective December 16, 2024:
I.All references to "AST Small-Cap Growth Portfolio" are hereby changed to "AST Small-Cap Equity Portfolio".
II.All references and information for the Portfolio pertaining to Emerald, MFS, UBS and Victory Capital are hereby removed from the Prospectus and Summary Prospectus.
III.The following table hereby replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.70%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.03%
+ Acquired Fund Fees & Expenses	0.00%
=Total Annual Portfolio Operating Expenses	0.98%
-Fee Waiver and/or Expense Reimbursement	(0.01)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	0.97%
Reimbursement(1)
(1)The Manager has contractually agreed to waive 0.01% of its investment management fee through June 30, 2026. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board.
176SUP3
The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:

		1 Year	3 Years	5 Years	10 Years
	AST Small-Cap Equity	$99	$311	$541	$1,200
	Portfolio
IV.	The description of the	Portfolio’s principal	investment strategies	in the “INVESTMENTS, RISKS AND
PERFORMANCE” section of the Summary Prospectus, and the description of the Portfolio’s principal investment strategies in the “SUMMARY: AST SMALL-CAP EQUITY PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted and replaced with the description set forth below:
Principal Investment Strategies. In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in equity and equity-related securities of small capitalization companies. Equity and equity-related securities include common and preferred stock, investments in other mutual funds, active and passively managed exchange-traded funds (ETFs), securities convertible into common stock, securities having common stock characteristics, futures contracts and other derivative instruments whose value is based on common stock, such as rights, warrants or options to purchase common stock. For purposes of the Portfolio, small-capitalization companies are generally those that have market capitalizations no larger than the largest capitalized company included in the Russell 2000® Index at the time of the Portfolio’s investment. The size of the companies in the Russell 2000® Index and those on which the Portfolio’s subadvisers intend to focus the Portfolio’s investments will change with market conditions.
The Portfolio may invest up to 15% of its total assets in foreign securities. The Portfolio may invest directly in foreign securities denominated in foreign currencies or may invest through depositary receipts or passive foreign investment companies. Generally, the same criteria are used to select foreign securities as domestic securities.
American Depositary Receipts and foreign issuers traded in the United States are not considered to be foreign securities for purposes of this investment limitation. The Portfolio is allocated among five subadvisers: Boston Partners Global Investors, Inc., Dimensional Fund Advisors LP, Driehaus Capital Management LLC, Hotchkis and Wiley Capital Management, LLC and TimesSquare Capital Management, LLC. The Strategic Investment Research Group of the Manager determines the allocation among the subadvisers based on its analysis, taking into account market conditions, risks, and other factors.
 V.The last two paragraphs under “Past Performance” in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus, and the last paragraph in the “SUMMARY: AST SMALL-CAP EQUITY PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted and replaced with the following:
 Note: The Portfolio added and removed subadvisers and changed certain investment strategies, effective December 16, 2024. The performance figures prior to December 16, 2024 for the Portfolio reflect the investment performance, investment operations, investment policies, and investment strategies of former subadvisers, and it is not representative of the Portfolio’s current subadvisers and the Portfolio’s predicted performance.
 Prior to December 16, 2024, the Portfolio’s secondary index was the Russell 2000 Growth Index. Effective December 16, 2024, the Portfolio’s secondary benchmark will be the Russell 2000 Index
VI.	The index table under “Past Performance” in the “INVESTMENTS, RISKS AND PERFORMANCE” section of
	the Summary Prospectus, and the index table under “Past Performance” in the “SUMMARY: AST SMALL-CAP
	EQUITY PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby
	deleted and replaced with the table and information set forth below:

	Index	1 Year*	5 Years*	10 Years*
	Broad-Based Securities Market Index: S&P 500 Index	26.29%	15.69%	12.03%
	(reflects no deduction for fees, expenses or taxes)
	Russell 2000 Growth Index (prior to December 16, 2024)	18.66%	9.22%	7.16%
	(reflects no deduction for fees, expenses or taxes)
	Russell 2000 Index (effective December 16, 2024)	16.93%	9.97%	7.16%
	(reflects no deduction for fees, expenses or taxes)
	* Information as of December 31, 2023.
VII.	The table in the “MANAGEMENT OF THE PORTFOLIO” section of the Summary Prospectus, and the table in the “SUMMARY: AST SMALL-CAP EQUITY PORTFOLIO – MANAGEMENT OF THE PORTFOLIO”
section of the Prospectus is hereby revised to replace all information pertaining to Emerald, MFS, UBS and
Victory Capital with the information set forth below:
Investment	Subadvisers	Portfolio Managers	Title	Service Date
Managers
PGIM	Boston Partners Global	George Gumpert	Portfolio Manager	December 2024
Investments	Investors, Inc.
LLC / AST	Dimensional Fund	Marc Corona Leblond	Senior Portfolio	December 2024
Investment	Advisors LP		Manager and Vice
Services,			President
Inc.		Jed Fogdall	Global Head of	December 2024
Portfolio
Management and
Vice President
		Joel Schneider	Deputy Head of	December 2024
Portfolio
Management,
North America and
Vice President
	Hotchkis and Wiley	Judd Peters	Portfolio Manager	December 2024
	Capital Management, LLC	Ryan Thomes	Portfolio Manager	December 2024
	TimesSquare Capital	Kenneth Duca	Partner, Portfolio	December 2024
	Management, LLC		Manager and
Analyst
		Grant Babyak	Partner, CEO and	December 2024
Portfolio Manager
		David Ferriero	Partner, Portfolio	December 2024
Manager and
Analyst
VIII. The section of the Prospectus entitled “MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST – AST SMALL-CAP EQUITY PORTFOLIO – Principal Investment Policies” is hereby deleted and replaced with the information set forth below:
Principal Investment Policies. In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in equity and equity-related securities of small capitalization companies. Equity and equity-related securities include common and preferred stock, investments in other mutual funds, active and passively managed exchange-traded funds (ETFs), securities convertible into common stock, securities having common stock characteristics, futures contracts and other derivative instruments whose value is based on common stock, such as rights, warrants or options to purchase common stock. For purposes of the Portfolio, small-capitalization companies are generally those that have market capitalizations no larger than the largest capitalized company included in the Russell 2000® Index at the time of the Portfolio’s investment. The size of the companies in the Russell 2000® Index and those on which the Portfolio’s subadvisers intend to focus the Portfolio’s investments will change with market conditions.
The Portfolio may invest up to 15% of its total assets in foreign securities. The Portfolio may invest directly in foreign securities denominated in foreign currencies, or may invest through depositary receipts or passive foreign investment companies. Generally, the same criteria are used to select foreign securities as domestic securities. American Depositary Receipts and foreign issuers traded in the United States are not considered to be foreign securities for purposes of this investment limitation. The Portfolio is allocated among five subadvisers: Boston Partners Global Investors, Inc., Dimensional Fund Advisors LP, Driehaus Capital Management LLC, Hotchkis and Wiley Capital Management, LLC and TimesSquare Capital Management, LLC. The Strategic Investment
 Research Group of the Manager determines the allocation among the subadvisers based on its analysis, taking into account market conditions, risks, and other factors.
 Driehaus Capital Management LLC (Driehaus) is responsible for managing a portion of the Portfolio’s assets. Driehaus uses a growth style of investment in equity securities, including common stocks and other equity securities of issuers. Investment decisions are based on the belief that fundamentally strong companies are more likely to generate superior earnings growth on a sustained basis and are more likely to experience positive earnings revisions. These decisions involve evaluating a company’s competitive position, evaluating industry dynamics, identifying potential growth catalysts and assessing the financial position of the company. The decision is also informed by the evaluation of relative valuation, macroeconomic and behavioral factors affecting the company and its stock price. Driehaus sells holdings for a variety of reasons, including to take profits, changes to the fundamental investment thesis, changes in the risk/reward assessment of the holding, an assessment that the holding is efficiently priced, to make room for more attractive ideas or for other portfolio or risk management considerations.
Boston Partners Global Investors, Inc. (Boston Partners) is responsible is responsible for managing a portion of the Portfolio’s assets. Boston Partners’ investment process is grounded in bottom-up fundamental analysis. Efficient and repeatable, it is designed to identify “characteristics that work”: attractive valuation, sound business fundamentals and improving business momentum. The process is executed within a team-oriented culture that upholds individual accountability and provides the clarity of having final decision makers at the portfolio manager level.
 Boston Partners’ investment philosophy is grounded in certain “fundamental truths” to investing, each proven to have worked over meaningful periods of time and in a variety of market environments: (1) low valuation stocks outperform high valuation stocks; (2) companies with strong fundamentals, e.g., high and sustainable returns on invested capital, outperform companies with weak fundamentals; (3) stocks with positive business momentum, e.g., rising earnings estimates, outperform stocks with negative business momentum.
Boston Partners construct well-diversified portfolios that consistently possess these three characteristics; they are simple rules that limit downside risk, preserve capital and maximize the power of compounding.
Dimensional Fund Advisors LP (Dimensional) is responsible for managing a portion of the Portfolio’s assets. To achieve the Portfolio’s investment objective, Dimensional implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by Dimensional’s research, while balancing risk through broad diversification across companies and sectors. Dimensional’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs. The Portfolio, using a market capitalization weighted approach, is designed to purchase a broad and diverse group of readily marketable securities of U.S. small cap companies. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. The Portfolio may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the small-cap segment of the U.S. market. Dimensional may also increase or reduce the Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In addition, Dimensional seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.
Hotchkis and Wiley Capital Management, LLC (Hotchkis and Wiley) is responsible for managing a portion of the Portfolio’s assets. Hotchkis and Wiley’s strategy invests in companies whose future prospects are misunderstood or not fully recognized by the market. Hotchkis and Wiley employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, Hotchkis and Wiley employs a disciplined, bottom-up investment process based on a proprietary model that is augmented with internally-generated fundamental research. Hotchkis and Wiley seeks broad diversified exposure to these investment opportunities by holding approximately 300 to 400 portfolio securities. With the exception of diversification guidelines, Hotchkis and Wiley does not employ pre-determined rules for sales; rather, Hotchkis and Wiley evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) portfolio diversification.
TimesSquare Capital Management, LLC (TimesSquare) is responsible for managing a portion of the
Portfolio’s assets. TimesSquare employs a bottom-up investment process driven by fundamental equity growth research conducted by its investment analysts, with a particular emphasis on the assessment of management quality, an in-depth understanding of business models, and valuation discrepancies. TimesSquare invests the
Portfolio’s assets assigned to it in a diversified portfolio of common stocks that it believes, based on its research, will seek to generate risk-adjusted returns. TimesSquare’s research process begins with a collaborative team of skilled and experienced analysts, who identify small-cap businesses. Once a company is identified, rigorous fundamental analysis is performed, projected growth rate and return potential is calculated, and the company’s valuation is assessed on a relative and absolute basis. A company’s relative value is compared to industry peers, as well as firms with similar business models. TimesSquare’s sell decisions are based on the same research process, and securities are generally sold when, among other things, there is no longer high conviction in the return potential of the investment, or when TimesSquare identifies a significantly more attractive investment candidate.
IX.	The section of the Prospectus entitled “HOW THE TRUST IS MANAGED – PORTFOLIO MANAGERS – AST
SMALL-CAP EQUITY PORTFOLIO” is hereby revised to replace all information pertaining to Emerald, MFS,
UBS and Victory Capital with the information set forth below:
PGIM Investments. Rick T. Babich and Jeffrey Peasley are jointly and primarily responsible for the Portfolio’s asset allocations.
Rick Babich serves as a Portfolio Manager and the Head of Manager Research for the Strategic Investment Research Group (SIRG). He is responsible for the day-to-day management of single asset class, multi-manager portfolios, the overall manager research effort and the management of the analyst team. Prior to joining Prudential, Mr. Babich was a Director of Research for Parker Global Strategies, an alternative investment firm specializing in fund of fund solutions for insurance companies, pensions, endowments and high net worth individuals, where he served on their Investment and Executive committees. Prior, he was a research analyst at Commerzbank in the Alternative Investment Strategies group, responsible for sourcing managers, performing due diligence, and monitoring the investment portfolio. Mr. Babich also worked in various roles at Morgan Stanley and JP Morgan
&Co. He began his career in finance as a Trader Assistant at the Caxton Corporation. Mr. Babich has a B.S. from Rutgers University in Environmental and Business Economics. He received his MBA from Fordham University with a concentration in Finance.
Jeffrey Peasley is a Vice President, Portfolio Manager, and Senior Research Analyst in PGIM Investments’ Strategic Investment Research Group (SIRG). He joined SIRG in February 2009 and is responsible for the management of single asset class, multi-manager portfolios and oversees a team of analysts who are responsible for the due diligence of equity subadvisors. Prior to joining SIRG, Mr. Peasley was a product manager within the Retirement Plan Strategies department of Prudential Retirement. In this role, Jeff managed the Large Cap Value, Mid Cap Value, Mid Cap Blend and International mandate teams, where his responsibilities included product development, platform management, contract negotiations, sub- advisor relations, and communications. Before joining Prudential in 2009, Mr. Peasley spent the 15 years at Advest, Inc., a regional broker/dealer located in Hartford, CT. His last position at Advest was vice president of due diligence, where he was responsible for the day-to-day management of the department that selected money managers for Advest’s wrap fee programs. Prior to that, Mr. Peasley was vice president and team leader of Managed Accounts Consulting at Advest, where he directed the group that oversaw the management of $1.5 billion in assets by institutional money managers. Mr. Peasley has a B.S. in Finance from the University of Connecticut.
Hotchkis and Wiley Capital Management, LLC (Hotchkis and Wiley). Hotchkis and Wiley manages institutional separate accounts and is the adviser and subadviser to mutual funds, including the Hotchkis and Wiley segment of the Portfolio. The investment process employed is the same for similar accounts, including the Portfolio and is team based utilizing primarily in-house, fundamental research. The investment research staff is organized by industry and sector and supports all of the accounts managed in each of the Hotchkis and Wiley investment strategies. Portfolio managers for each strategy ensure that the best thinking of the investment team is reflected in the “target portfolios.” Investment ideas for the Portfolio are generated by Hotchkis and Wiley’s investment team. Hotchkis and Wiley has identified the portfolio managers with the most significant responsibility for the Portfolio. The list does not include all members of the investment team.
 The portfolio managers jointly and primarily responsible for day-to-day management of the portion of the Portfolio managed by Hotchkis and Wiley are Judd Peters and Ryan Thomes. Mr. Peters, Portfolio Manager, joined Hotchkis and Wiley’s investment team in 1999. Mr. Thomes, Portfolio Manager, joined Hotchkis and Wiley’s investment team in 2008.
 TimesSquare Capital Management LLC (TimesSquare). The TimesSquare co-portfolio managers who are jointly and primarily responsible for the day-to-day management of the segment of the Portfolio managed by TimesSquare are Kenneth Duca, Grant Babyak and David Ferriero, Ph.D.
 Ken Duca is a Partner and Portfolio Manager/Analyst on TimesSquare’s U.S. equity team, responsible for covering the business & information services, and energy sectors. Prior to joining TimesSquare in 2000, Ken held a similar position at Fiduciary Trust Company International. Before joining Fiduciary Trust, Ken spent 10 years with Prudential where, at the time of his departure, he was a senior equity analyst on the small cap growth team. Ken has a B.A. in Economics from Muhlenberg College and an M.B.A. from Rutgers University. He is a member of the CFA Institute and the CFA Society New York.
 Grant Babyak is a Partner and CEO/Portfolio Manager. He is also a member of the Management Committee that oversees TimesSquare. Prior to joining TimesSquare in 2000, Grant managed small cap and mid cap portfolios at Fiduciary Trust Company International. He previously worked for six years at Avatar Associates as an institutional portfolio manager and for two years at U.S. Trust Company of New York as an analyst covering the consumer and basic industrial sectors. Grant has a B.A. in Political Science from Yale University and an M.B.A. in Finance from the Leonard N. Stern School of Business at New York University.
 David Ferreiro, Ph.D. is a Partner and Portfolio Manager/Analyst on TimesSquare’s U.S. Equity team. He is also a member of the Management Committee that oversees TimesSquare. He is responsible for research coverage of the biotechnology, pharmaceuticals and medical devices industries. Prior to joining TimesSquare in 2015, David was a Vice President at GMT Capital Corporation covering global health care stocks. His previous health care and biotechnology research analyst experiences were as an Executive Director at Oppenheimer, an Associate at JMP Securities, a Strategist at First Brokers Securities/Linkbrokers and an Associate at Banc of America Securities. David has a B.A. in Biology from Middlebury College, and an M.S. and Ph.D. in Microbiology and Immunology from the Albert Einstein College of Medicine.
 Boston Partners Global Investors, Inc. (Boston Partners). The portfolio manager primarily responsible for day-to-day management of the portion of the Portfolio managed by Boston Partners is George Gumpert.
 George Gumpert, CFA Mr. Gumpert is a Senior Portfolio Manager of the Boston Partners Small Cap Value, Boston Partners SmallCap Value II, and Boston Partners Small/Mid Cap Value strategies. Prior to managing Boston Partners' small-cap value portfolios, he was a research analyst specializing in the small-cap sectors of the equity market. Mr. Gumpert joined the firm in May 2000. He holds a B.A. in Economics from Amherst College and the Chartered Financial Analyst® designation. Mr. Gumpert began his career in the investment industry in 1999.
 Dimensional Fund Advisors LP (Dimensional). The Dimensional portfolio managers who are jointly and primarily responsible for the day-to-day management of the segment of the Portfolio managed by Dimensional are Marc Corona Leblond, Jed Fogdall and Joel Schneider.
 Marc C. Leblond is a Vice President and a Senior Portfolio Manager of the Sub-Adviser. Mr. Leblond holds an MBA from the University of Chicago Booth School of Business and an MS and BS from Columbia University. Mr. Leblond joined the Sub-Adviser in 2015, has been a portfolio manager since 2017, and has been responsible for the Portfolio since December 2024.
 Jed S. Fogdall is Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President and a Senior Portfolio Manager of the Sub-Adviser. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined the Sub-Adviser as a portfolio manager in 2004 and has been responsible for the Portfolio since December 2024.
 Joel P. Schneider is Deputy Head of Portfolio Management, North America, a member of the Investment Committee, Vice President and a Senior Portfolio Manager of the Sub-Adviser. Mr. Schneider holds an MBA from the University of Chicago Booth School of Business, an MS from the University of Minnesota, and a BS from Iowa State University. Mr. Schneider joined the Sub-Adviser in 2011, has been a portfolio manager since 2013, and has been responsible for the Portfolio since December 2024.
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